As filed with the Securities and Exchange Commission on May 18, 2017.

Registration Nos. 033-14954

811-05199

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 71	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 73	☒

(Check Appropriate Box or Boxes)

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street,

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates to all series of the registrant, except for Variable Portfolio - Multi-Manager Diversified Income Fund and Variable Portfolio - Multi-Manager Interest Rate Adaptive Fund series.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA FUNDS VARIABLE INSURANCE TRUST, certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and The State of Minnesota on the 18th day of May, 2017.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

By:	/s/ Christopher O. Petersen
Christopher O. Petersen
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 18th day of May, 2017.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen Christopher O. Petersen	President (Principal Executive Officer)	/s/ Charles R. Nelson* Charles R. Nelson	Trustee

/s/ Michael G. Clarke* Michael G. Clarke	Chief Financial Officer (Principal Financial Officer) Chief Accounting Officer (Principal Accounting Officer)	/s/ John J. Neuhauser* John J. Neuhauser	Trustee

/s/ Douglas A. Hacker* Douglas A. Hacker	Chair of the Board	/s/ Patrick J. Simpson* Patrick J. Simpson	Trustee

/s/ Janet L. Carrig* Janet L. Carrig	Trustee	/s/ William F. Truscott* William F. Truscott	Trustee

/s/ Nancy T. Lukitsh* Nancy T. Lukitsh	Trustee	/s/ Anne-Lee Verville* Anne-Lee Verville	Trustee

/s/ David M. Moffett* David M. Moffett	Trustee

* By:	/s/ Joseph D’Alessandro
Name:	Joseph D’Alessandro**
Attorney-in-fact

**	Executed by Joseph D’Alessandro on behalf of Michael G. Clarke pursuant to a Power of Attorney, dated May 23, 2016, and incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement No. 033-14954 of the Registrant on Form N-1A (Exhibit (q)(2)), filed with the Commission on October 31, 2016, and on behalf of each of the Trustees pursuant to a Trustees Power of Attorney, dated January 26, 2016, and incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement No. 033-14954 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on February 19, 2016.

SIGNATURES

CVPDAR1 Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Columbia Variable Portfolio – Diversified Absolute Return Fund, with respect only to information that specifically relates to CVPDAR1 Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and The State of Minnesota on the 18th day of May, 2017.

CVPDAR1 OFFSHORE FUND, LTD.

By:	/s/ Christopher O. Petersen
Christopher O. Petersen
Director

This Amendment to the Registration Statement for Columbia Variable Portfolio – Diversified Absolute Return Fund, with respect only to information that specifically relates to CVPDAR1 Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 18th day of May, 2017.

Signature	Capacity

/s/ Amy K. Johnson* Amy K. Johnson	Director, CVPDAR1 Offshore Fund, Ltd.

/s/ Anthony P. Haugen* Anthony P. Haugen	Director, CVPDAR1 Offshore Fund, Ltd.

/s/ Christopher O. Petersen Christopher O. Petersen	Director, CVPDAR1 Offshore Fund, Ltd.

* By:	/s/ Joseph D’Alessandro
Name:	Joseph D’Alessandro**
Attorney-in-fact

**	Executed by Joseph D’Alessandro on behalf of Amy K. Johnson and Anthony P. Haugen pursuant to Powers of Attorney, dated May 11, 2016, and incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement No. 033-14954 of the Registrant on Form N-1A (Exhibits (q)(4) and (q)(5), respectively), filed with the Commission on April 26, 2017.

SIGNATURES

CVPDAR2 Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Columbia Variable Portfolio – Diversified Absolute Return Fund, with respect only to information that specifically relates to CVPDAR2 Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and The State of Minnesota on the 18th day of May, 2017.

CVPDAR2 OFFSHORE FUND, LTD.

By :	/s/ Christopher O. Petersen
Christopher O. Petersen
Director

This Amendment to the Registration Statement for Columbia Variable Portfolio – Diversified Absolute Return Fund, with respect only to information that specifically relates to CVPDAR2 Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 18th day of May, 2017.

Signature	Capacity

/s/ Amy K. Johnson* Amy K. Johnson	Director, CVPDAR2 Offshore Fund, Ltd.

/s/ Anthony P. Haugen* Anthony P. Haugen	Director, CVPDAR2 Offshore Fund, Ltd.

/s/ Christopher O. Petersen Christopher O. Petersen	Director, CVPDAR2 Offshore Fund, Ltd.

* By:	/s/ Joseph D’Alessandro
Name:	Joseph D’Alessandro**
Attorney-in-fact

**	Executed by Joseph D’Alessandro on behalf of Amy K. Johnson and Anthony P. Haugen pursuant to Powers of Attorney, dated May 11, 2016, and incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement No. 033-14954 of the Registrant on Form N-1A (Exhibits (q)(4) and (q)(5), respectively), filed with the Commission on April 26, 2017.

SIGNATURES

CVPDAR3 Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Columbia Variable Portfolio – Diversified Absolute Return Fund, with respect only to information that specifically relates to CVPDAR3 Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and The State of Minnesota on the 18th day of May, 2017.

CVPDAR3 OFFSHORE FUND, LTD.

By :	/s/ Christopher O. Petersen
Christopher O. Petersen
Director

This Amendment to the Registration Statement for Columbia Variable Portfolio – Diversified Absolute Return Fund, with respect only to information that specifically relates to CVPDAR3 Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 18th day of May, 2017.

Signature	Capacity

/s/ Amy K. Johnson* Amy K. Johnson	Director, CVPDAR3 Offshore Fund, Ltd.

/s/ Anthony P. Haugen* Anthony P. Haugen	Director, CVPDAR3 Offshore Fund, Ltd.

/s/ Christopher O. Petersen Christopher O. Petersen	Director, CVPDAR3 Offshore Fund, Ltd.

* By:	/s/ Joseph D’Alessandro
Name:	Joseph D’Alessandro**
Attorney-in-fact

**	Executed by Joseph D’Alessandro on behalf of Amy K. Johnson and Anthony P. Haugen pursuant to Powers of Attorney, dated May 11, 2016, and incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement No. 033-14954 of the Registrant on Form N-1A (Exhibits (q)(4) and (q)(5), respectively), filed with the Commission on April 26, 2017.

SIGNATURES

VPMF Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Variable Portfolio – AQR Managed Futures Strategy Fund, with respect only to information that specifically relates to VPMF Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 18th day of May, 2017.

VPMF OFFSHORE FUND, LTD.

By :	/s/ Christopher O. Petersen
Christopher O. Petersen
Director

This Amendment to the Registration Statement for Variable Portfolio – AQR Managed Futures Strategy Fund, with respect only to information that specifically relates to VPMF Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 18th day of May, 2017.

Signature	Capacity

/s/ Amy K. Johnson* Amy Johnson	Director, VPMF Offshore Fund, Ltd.

/s/Anthony P. Haugen* Anthony P. Haugen	Director, VPMF Offshore Fund, Ltd.

/s/ Christopher O. Petersen Christopher O. Petersen	Director, VPMF Offshore Fund, Ltd.

* By:	/s/ Joseph D’Alessandro
Name:	Joseph D’Alessandro**
Attorney-in-fact

**	Executed by Joseph D’Alessandro on behalf of Amy K. Johnson and Anthony P. Haugen pursuant to Powers of Attorney, dated May 11, 2016, and incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement No. 033-14954 of the Registrant on Form N-1A (Exhibits (q)(4) and (q)(5), respectively), filed with the Commission on April 26, 2017.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase